Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Long-Term Debt

7.              Long-Term Debt

Credit Agreement

In July 2011, subject to consummation of our IPO, we, as guarantor, and our wholly owned subsidiary, OLLC, as borrower, entered into a five-year, $500 million senior secured revolving credit facility, as amended, (the “Credit Agreement”) that matures in July 2016. The Credit Agreement is reserve-based and we are permitted to borrow under our credit facility an amount up to the borrowing base, which was $250 million as of December 31, 2012. Our borrowing base, which is primarily based on the estimated value of our oil, NGL and natural gas properties and our commodity derivative contracts, is subject to redetermination semi-annually by our lenders at their sole discretion. Unanimous approval by the lenders is required for any increase to the borrowing base.

Borrowings under the Credit Agreement are secured by liens on at least 80% of the PV-10 value of our and our subsidiaries’ oil and natural gas properties and all of our equity interests in OLLC and any future guarantor subsidiaries and all of our and our subsidiaries’ other assets including personal property. Borrowings under the Credit Agreement bear interest, at OLLC’s option, at either (i) the greater of the prime rate as determined by the Administrative Agent, the federal funds effective rate plus 0.50%, and the 30-day adjusted LIBOR plus 1.0%, all of which is subject to a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letter of credit exposure to the borrowing base then in effect), or (ii) the applicable reserve-adjusted LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

The Credit Agreement requires us to maintain a leverage ratio of Total Debt to EBITDAX (as each term is defined in the Credit Agreement) of not more than 4.0 to 1.0x, and a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0x.

Additionally, the Credit Agreement contains various covenants and restrictive provisions which limit our, OLLC’s and any of our subsidiaries’ ability to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of our assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of our production; and prepay certain indebtedness. As of December 31, 2012, we were in compliance with all covenants contained in the Credit Agreement.

Term Loan Agreement

On June 28, 2012, we, as parent guarantor, and our wholly owned subsidiary, OLLC, as borrower, entered into a Second Lien Credit Agreement (the “Term Loan Agreement”). The Term Loan Agreement provides for a $50 million senior secured second lien term loan to OLLC. OLLC borrowed $50 million under the Term Loan Agreement and used the borrowings to repay outstanding borrowings under the Credit Agreement.

The obligations under the Term Loan Agreement are guaranteed on a joint and several basis by us. The obligations are secured by a second priority mortgage and security interest in all assets of OLLC and us that secure OLLC’s and our existing indebtedness under the Credit Agreement.

Borrowings under the Term Loan Agreement mature on January 20, 2017, and, subject to the terms of the Intercreditor Agreement (as described below), OLLC has the ability at any time to prepay the Term Loan Agreement without premium or penalty. Borrowings under the Term Loan Agreement bear interest, at OLLC’s option, at either

•                  the greatest of (i) the prime rate as defined in the Term Loan Agreement, (ii) the federal funds effective rate plus 0.50% and (iii) the 30-day adjusted LIBOR plus 1.0%, all of which is subject to an applicable margin as follows:

•                  4.50% through March 31, 2013;

•                  6.00% from April 1, 2013 to December 31, 2013; and

•                  7.50% from January 1, 2014 to January 20, 2017; or

•                  the applicable reserve-adjusted LIBOR plus an applicable margin as follows:

•                  5.50% through March 31, 2013;

•                  7.00% from April 1, 2013 to December 31, 2013; and

•                  8.50% from January 1, 2014 to January 20, 2017.

Additionally, the Term Loan Agreement provides for an upfront fee of one percent of the aggregate maximum commitment amount, or $500,000.

The Term Loan Agreement contains various covenants and restrictive provisions which limit the ability of OLLC, us or any of our subsidiaries to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of its assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of production; prepay certain indebtedness; and amend the Credit Agreement or grant any liens to secure any indebtedness under the Credit Agreement.

The Term Loan Agreement also contains covenants that, among other things, require OLLC and us to maintain specified ratios including leverage ratio of Total Debt to EBITDAX of not more than 4.25 to 1.00x; a current ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0x; and an asset coverage ratio of Total Proved PV-10 to Total Debt of not less than 1.50 to 1.00x. As of December 31, 2012, we were in compliance with all covenants contained in the Term Loan Agreement.

The obligations under the Term Loan Agreement and the Credit Agreement are governed by an Intercreditor Agreement with OLLC as borrower and the Partnership as parent guarantor, which (i) provides that any liens on the assets and properties of OLLC, the Partnership or any of their subsidiaries securing the indebtedness under the Term Loan Agreement are subordinate to liens on the assets and properties of OLLC, the Partnership or any of their subsidiaries securing indebtedness under the Credit Agreement and derivative contracts with lenders and their affiliates and (ii) sets forth the respective rights, obligations and remedies of the lenders under the Credit Agreement with respect to their first-priority liens and the lenders under the Term Loan Agreement with respect to their second-priority liens.

As of December 31, 2012, we had approximately $228.0 million of outstanding debt and accrued interest was approximately $0.2 million. As of December 31, 2011, we had approximately $155.8 million of outstanding debt and accrued interest was approximately $0.5 million. Our outstanding debt increased primarily due to our June 2012 acquisition of oil and natural gas properties from Fund I for approximately $65.1 million and working capital borrowings.

Interest expense for the year ended December 31, 2012 and period from November 16 to December 31, 2011 was $6.6 million and $0.6 million, respectively. Interest expense related to LRR A’s credit facility for the period from January 1 to November 11, 2011 and year ended December 31, 2010 was approximately $0.9 million and $3.2 million, respectively. As of December 31, 2012 and 2011, our weighted average interest rate on our outstanding indebtedness was 3.47% and 2.86%, respectively. Please refer to Note 8 below for a discussion of our interest rate derivative contracts.